Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Operating Lease

	For the year s ended December 31,

	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	373,230	361,432
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	643,722	315,751
Weighted average remaining lease term
Operating leases	4.59 years	4.63 years
Weighted average discount rate
Operating lease s	7.46%	7.53%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows	The following is a maturity analysis of the annual undiscounted cash flows for the annual periods as of December 31, 2020:

Years ending December 31,
2021	329,673
2022	243,799
2023	181,106
2024	120,543
2025	84,251
T hereafter	132,094

Less imputed interest	150,898

Total	940,568